DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 21 – DISCONTINUED OPERATIONS

On December 30, 2022, in light of the deterioration of the crypto and mining machine market conditions, the Board of Directors of the Company approved to withdraw from the mining machine business and dispose of the business to Getworks Co., Ltd. The disposal transaction was closed on January 23, 2023 and the Company does not expect to have any continuing involvement in the mining machine business subsequent to the closing. The disposition of the mining machine business represented a strategic shift that has or will have a major effect on the Company’s operations and financial results. Accordingly, all results of the mining machine business have been removed from continuing operations and presented as discontinued operations in our consolidated statements of operations and comprehensive income for all periods presented. Additionally, all assets and liabilities of the mining machine business have been presented separately as assets and liabilities of discontinued operations in the accompanying consolidated balance sheets as of December 31, 2023 and 2022. In connection with the held for sale classification, the Company recognized an impairment of JPY258,760, partially offset by a deferred tax benefit of JPY59,408 on the remeasurement of the disposal group held for sale, which has been included in discontinued operations in the accompanying consolidated statement of operations and comprehensive income for the year ended December 31, 2022.

On January 23, 2023, the Company closed the transaction of disposition of the mining machine business. The Company recognized a loss of JPY6,742 upon the closing of the transaction.

The following table presents financial results from discontinued operations, net of income taxes in our consolidated statements of operation and comprehensive income for the period indicated:

	For the Years Ended
	December 31,
	2023	2022	2021

Revenues, net	-	993,770	-
Cost of revenues	-	(478,516)	-
Gross profit	-	515,254	-

Operating expenses
Selling, general and administrative expenses	-	(136,286)	-
Impairment loss	-	(258,760)	-
Total operating expenses	-	(395,046)	-

Other expenses	(6,742)	-	-

Income (loss) from discontinued operations before income taxes	(6,742)	120,208	-
Income tax expense	-	(41,580)	-
Income (loss) from discontinued operations, net of income taxes	(6,742)	78,628	-
Net loss from discontinued operations attributable to noncontrolling interests	-	(9,895)	-
Income (loss) from discontinued operations attributable to SYLA Technologies Co., Ltd.	(6,742)	88,523	-

The following table presents the aggregate carrying amounts of the assets and liabilities of discontinued operations of the mining machine business in the consolidated balance sheets as of the date indicated:

	As of December 31,
	2023	2022
ASSETS OF DISCONTINUED OPERATIONS
Current assets
Accounts receivable	-	2,762
Inventories	-	66,828
Other current assets	-	11,437
Total current assets	-	81,027

Non-current assets
Property, plant and equipment, net	-	25,713
Intangible assets, net	-	154,574
Goodwill	-	8,046
Total non-current assets	-	188,333

Total assets of discontinued operations, gross	-	269,360
Less: impairment of disposal group*	-	(258,760)
Total assets of discontinued operations, net	-	10,600

LIABILITIES OF DISCONTINUED OPERATIONS
Current liabilities
Accounts payable	-	3,308
Total current liabilities	-	3,308

Total liabilities of discontinued operations	-	3,308

*	In connection with the discontinued operation of mining machine business, the Company measured the disposal group at its fair value less costs to sell and accordingly recorded impairment of JPY258,760 in the fourth quarter of 2022.